Note 5 - Goodwill and Other Intangible Assets	12 Months Ended
Dec. 31, 2015
Disclosure Text Block [Abstract]
Goodwill and Intangible Assets Disclosure [Text Block]

NOTE 5:  GOODWILL AND OTHER INTANGIBLE ASSETS

The following table presents the changes in the carrying value of goodwill by reportable segment.  The Enterprise Inkjet Systems and Eastman Business Park segments do not have goodwill and are therefore not presented.

(in millions)	Print Systems	Micro 3D Printing and Packaging	Software and Solutions	Consumer and Film	Intellectual Property Solutions	Consolidated Total
Balance as of December 31, 2013:	$51	$24	$6	$6	$1	$88
Fresh start accounting adjustment	5	2	—	—	1	8
Balance as of December 31, 2014:	$56	$26	$6	$6	$2	$96
Impairment	—	(6)	—	—	(2)	(8)
Balance as of December 31, 2015:	$56	$20	$6	$6	$—	$88

In the first quarter of 2014, Kodak increased the value of goodwill determined as part of fresh start accounting by $8 million to correct for a liability that should have been recorded at emergence.

As a result of the change in segments that became effective as of January 1, 2015, Kodak’s goodwill reporting units changed. Refer to Note 23, “Segment Information” for additional information on the change to Kodak’s organizational structure.  The Print Systems segment has two goodwill reporting units: Prepress Solutions and Electrophotographic Printing Solutions. The Micro 3D Printing and Packaging segment has two goodwill reporting units: Packaging and Micro 3D Printing.  The Software and Solutions segment has two goodwill reporting units: Kodak Technology Solutions and Unified Workflow Solutions.  The Consumer and Film segment has three goodwill reporting units: Consumer Inkjet Solutions, Motion Picture, Industrial Chemicals and Films and Consumer Products.  The Enterprise Inkjet Systems segment has two goodwill reporting units:  Commercial Inkjet Printing Solutions and Digital Front-End Controllers.  The Intellectual Property Solutions segment and the Eastman Business Park segment each have one goodwill reporting unit.

As of December 31, 2014, the goodwill balance of $96 million under the prior year segment reporting structure was comprised of $67 million for the Graphics, Entertainment and Commercial Films segment and $29 million for the Digital Printing and Enterprise segment. The goodwill in the Graphics, Entertainment and Commercial Films segment was reported in the Graphics and Intellectual Property and Brand Licensing reporting units.  The goodwill in the Digital Printing and Enterprise segment was reported in the Packaging and Functional Printing and Consumer Inkjet Systems reporting units.

Goodwill previously reported in the Graphics goodwill reporting unit was transferred to the Prepress Solutions goodwill reporting unit and the Unified Workflow Solutions goodwill reporting unit.  The goodwill previously reported in the Packaging and Functional Printing goodwill reporting unit was transferred to the Packaging goodwill reporting unit and the Micro 3D Printing goodwill reporting unit. The goodwill previously reported in the Intellectual Property and Brand Licensing goodwill reporting unit was transferred to the Intellectual Property Solutions goodwill reporting unit and the Consumer Products goodwill reporting unit.  Goodwill was reassigned to affected reporting units using a relative fair value allocation.

Due to the change in Kodak’s reporting units and the delay in commercializing new technologies in the Micro 3D Printing reporting unit, Kodak concluded that the carrying value of the Micro 3D Printing reporting unit exceeded its implied fair value.  The fair value of the Micro 3D Printing reporting unit was estimated using the discounted cash flow method in which the future cash flows, including a terminal value at the end of the projection period, were discounted to present value.  Kodak recorded a pre-tax impairment charge of $6 million in the first quarter of 2015 that is included in Other operating (income) expense, net in the Consolidated Statement of Operations representing the entire amount of goodwill for this reporting unit.

Based upon the results of Kodak’s October 1, 2015 analysis, Kodak concluded that the carrying value of the Intellectual Property Solutions reporting unit exceeded its implied fair value and recorded a pre-tax impairment charge of $2 million in the fourth quarter of 2015 that is included in Other operating expense (income), net in the Consolidated Statement of Operations representing the entire amount of goodwill for this reporting unit. No impairment of goodwill was indicated for any other reporting units as of October 1 or December 31 valuation dates.

The gross carrying amount and accumulated amortization by major intangible asset category as of December 31, 2015 and 2014 were as follows:

	As of December 31, 2015
	Gross Carrying	Accumulated		Weighted-Average
(in millions)	Amount	Amortization	Net	Amortization Period
Technology-based	$83	$38	$45	3 years
Kodak trade name	46	—	46	Indefinite life
Customer-related	37	11	26	7 years
Other	2	—	2	21 years
Total	$168	$49	$119

	As of December 31, 2014
	Gross Carrying	Accumulated		Weighted-Average
(in millions)	Amount	Amortization	Net	Amortization Period
Technology-based	$83	$21	$62	4 years
Kodak trade name	46	—	46	Indefinite life
Customer-related	36	6	30	8 years
Other	2	—	2	22 years
Total	$167	$27	$140

Based upon the results of Kodak’s October 1, 2015 and December 31, 2015 impairment tests, no impairment of the Kodak trade name was indicated. In the fourth quarter of 2013, Kodak concluded that the carrying value of the Kodak trade name, estimated as part of fresh start accounting, exceeded its fair value and Kodak recorded a pre-tax impairment charge of $8 million that is included in Other operating expense (income), net in the Consolidated Statement of Operations.

Amortization expense related to intangible assets was $21 million, $21 million, $7 million and $8 million for the years ended December 31, 2015 and December 31, 2014, four months ended December 31, 2013, and eight months ended August 31, 2013, respectively.

Estimated future amortization expense related to intangible assets that are currently being amortized as of December 31, 2015 was as follows:

(in millions)
2016	$21
2017	19
2018	14
2019	7
2020	5
2021 and thereafter	7
Total	$73